Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Domestic	$ 9,193	$ 8,813	$ 5,936
Foreign	(513)	487	(743)
Income (loss) before taxes on income	$ 8,680	$ 9,300	$ 5,193